ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES	Accrued expenses at December 31, 2013 and 2012 consisted of amounts owed to the Company’s outside independent auditors for services rendered for periods reported on in these financial statements.